Schedules of customer concentration risk (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	14.42%	34.42%
Customer B [Member]
Product Information [Line Items]
Concentration risk percentage		19.15%
Customer C [Member]
Product Information [Line Items]
Concentration risk percentage		10.51%